Shareholder Report, Line Graph (Details) 74300185400_Putnam Emerging Markets Equity Fund_Class C_TSR Annual {Class C} - USD ($)											12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2026
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	$ 18,800	$ 15,839	$ 13,082	$ 12,635	$ 18,460	$ 15,565	$ 11,679	$ 12,254	$ 12,407	$ 10,000	$ 25,745
MSCI Emerging Markets Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI Emerging Markets Index-NR
Accumulated Value	$ 17,455	$ 14,944	$ 12,987	$ 12,826	$ 16,403	$ 13,542	$ 11,829	$ 12,368	$ 12,453	$ 10,000	$ 24,305